General Information and Summary of Significant Accounting Policies - Schedule of exercise control (Parenthetical) (Detail) - shares				12 Months Ended
	Dec. 10, 2018	Sep. 10, 2018	Jul. 04, 2018	Dec. 31, 2018	Dec. 31, 2017
Itau Asesorias Financieras S.A. [member]
Disclosure of subsidiaries [line items]
Number of shares acquired			2
Interest owned			100.00%	100.00%	100.00%
Itau Corpbanca [member]
Disclosure of subsidiaries [line items]
Number of shares acquired	1	127,901
Interest owned	100.00%	100.00%